Equity-accounted investees - Summary of loans issued to equity-accounted investees (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Equity-accounted investees
Loss from continuing operations (100%)	₽ 238,944	₽ 275,264	₽ 650,682	₽ 514,011
Total comprehensive loss (100%)	229,966	₽ 272,267	667,222	₽ 487,089
Long-term loans and borrowings	6,732		6,732		₽ 0
Loan issued - current portion	4,809		4,809		0
Loan issued - interest	66		66		0
Current loans and borrowings	₽ 4,875		₽ 4,875		₽ 0